Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Debt

Debt consisted of the following (amounts in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Successor Takeback Loan Facility, matures March 29, 2024, LIBOR plus 6.50%, subject to a LIBOR floor of 1.25%, with an effective rate of 9.2%	$822,500	$—
Successor Term Loan Facility, matures July 3, 2024, LIBOR plus 5.00%, subject to a LIBOR floor of 1.50%, with an effective rate of 7.6%	150,000	—
Successor Revolving Credit Facility, matures July 3, 2024, LIBOR plus 5.00%, subject to a LIBOR floor of 1.50%, or base rate (with a floor of 4.5%) plus 4.0%, with an effective rate of 12.7%	21,500	—
9.125% Senior Notes due April 1, 2020 with an effective interest rate of 9.1%	—	585,000
Ascent Intercompany Loan due October 1, 2020 with an effective rate of 12.5%	—	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.6%	—	1,075,250
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 7.5%	—	144,200
	$994,000	$1,816,450
Less: Current portion of long-term debt	(8,225)	(1,816,450)
Long-term debt	$985,775	$—

Successor Takeback Loan Facility

On the Effective Date, pursuant to the terms of the Plan, the Debtors entered into the Successor Takeback Loan Facility with the lenders party thereto, and Cortland Capital Market Services, LLC. as administrative agent. In exchange for its Predecessor Credit Facility term loans under the Company's Predecessor Credit Facility, each term lender thereunder (other than term lenders equitizing their term loans) received, pursuant to the terms of the Plan, its pro rata share of (i) $150,000,000 in cash from the proceeds of a rights offering (which, together with the equitization of $100,000,000 of the Predecessor Credit Facility term loans, resulted in an aggregate reduction of term loans by $250,000,000 in principal amount) and (ii) term loans under the $822,500,000 Successor Takeback Loan Facility.

The maturity date of the Successor Takeback Loan Facility is March 29, 2024 and requires quarterly interest payments and, beginning December 31, 2019, quarterly principal payments of $2,056,250. Interest on loans made under the Successor Takeback Loan Facility accrues at an interest rate per year equal to the LIBOR rate (with a floor of 1.25%) plus 6.5% or base rate plus 5.5%. The Successor Takeback Loan Facility, subject to certain exceptions, is guaranteed by each of the Company's existing and future domestic subsidiaries and is secured by substantially all the assets of the Company and such subsidiary guarantors. See note 14, Consolidating Guarantor Financial Information for further information. The Successor Takeback Loan Facility contains customary representations, warranties, covenants and events of default and related remedies.

Successor Credit Facilities

On the Effective Date, pursuant to the terms of the Plan, the Debtors entered into Successor Credit Facilities with the lenders party thereto, KKR Capital Markets LLC as lead arranger and bookrunner, KKR Credit Advisors (US) LLC as Structuring Advisor and Encina Private Credit SPV, LLC as administrative agent, swingline lender and L/C issuer. Under the Successor Credit Facilities, the Company has access to $295,000,000 which includes $150,000,000 in term loans under the Successor Term Loan Facility and up to $145,000,000 under the Successor Revolving Credit Facility (including a $10,000,000 swingline loan). As of September 30, 2019, $123,500,000 is available for borrowing under the Successor Revolving Credit Facility, subject to certain financial covenants.

The maturity date of loans made under the Successor Credit Facilities is July 3, 2024, subject to a springing maturity of March 29, 2024, or earlier, depending on any repayment, refinancing or changes in the maturity date of the Successor Takeback Term Loan. Interest on loans made under the Successor Credit Facilities accrues at an interest rate per year equal to the LIBOR rate (with a floor of 1.5%) plus 5.0% or base rate (with a floor of 4.5%) plus 4.0%, dependent upon the type of borrowing requested by the Company. There is a commitment fee of 0.75% on unused portions of the Successor Revolving Credit Facility.

The Successor Credit Facilities, subject to certain exceptions, are guaranteed by each of the Company's existing and future domestic subsidiaries and are secured by substantially all the assets of the Company and such subsidiary guarantors. See note 14, Consolidating Guarantor Financial Information for further information. The Successor Credit Facilities contain customary representations, warranties, covenants and events of default and related remedies.

The terms of the Successor Takeback Loan Facility and the Successor Credit Facilities provide for certain financial and nonfinancial covenants.  As of September 30, 2019, the Company was in compliance with all required covenants under these financing arrangements.

Predecessor Senior Notes

The Predecessor Senior Notes totaled $585,000,000 in principal, were scheduled to mature on April 1, 2020 and bore interest at 9.125% per annum.  Interest payments were due semi-annually on April 1 and October 1 of each year. On the Effective Date, by operation of the Plan, the Company cancelled all outstanding obligations under the Predecessor Senior Notes and exchanged the Predecessor Senior Notes, at the option of each Noteholder, (A) cash in an amount equal to 2.5% of the principal and accrued but unpaid interest due under the Senior Notes held by such Noteholder or (B) to the extent that such Noteholder elects not to receive cash, its pro rata share of 18.0% of the Common Stock to be issued and outstanding as of the Effective Date. See note 2, Emergence from Bankruptcy for further information.

Predecessor Ascent Intercompany Loan

On February 29, 2016, the Company retired the existing intercompany loan with an outstanding principal amount of $100,000,000 and executed and delivered a Promissory Note to Ascent Capital in a principal amount of $12,000,000 (the "Ascent Intercompany Loan"), with the $88,000,000 remaining principal being treated as a capital contribution.  The entire principal amount under the Ascent Intercompany Loan would have been due on October 1, 2020.  The Ascent Intercompany Loan bore interest at a rate equal to 12.5% per annum, payable semi-annually in cash in arrears on January 12 and July 12 of each year.  Borrowings under the Ascent Intercompany Loan constituted unsecured obligations of the Company and were not guaranteed by any of the Company’s subsidiaries.

In January 2019, the Company repaid $9,750,000 of the Ascent Intercompany Loan and $2,250,000 was contributed to our stated capital.

Predecessor Credit Facility

The Predecessor Credit Facility term loan had an outstanding prepetition principal balance of $1,072,500,000 and was scheduled to mature on September 30, 2022. The Credit Facility term loan required quarterly interest payments and quarterly principal payments of $2,750,000. The Credit Facility term loan bore interest at LIBOR plus 5.5%, subject to a LIBOR floor of 1.0%. On the Effective Date, by operation of the Plan, the Company cancelled all outstanding obligations under the Predecessor Credit Facility and exchanged the outstanding principal balance for (A) $150,000,000 in cash, (B) $100,000,000 in shares of Common Stock and (C) new term loans under an $822,500,000 takeback term loan facility (the Successor Takeback Loan Facility discussed above). See note 2, Emergence from Bankruptcy and note 9, Stockholder's Equity for further information.

The Predecessor Credit Facility revolver had a prepetition principal amount outstanding of $181,400,000 and an aggregate of $1,000,000 available under two standby letters of credit issued and was scheduled to mature on September 30, 2021. The Credit Facility revolver typically bore interest at LIBOR plus 4.0%, subject to a LIBOR floor of 1.0%. There was a commitment fee of 0.5% on unused portions of the Predecessor Credit Facility revolver. In conjunction with negotiations around certain defaults under the Predecessor Credit Facility in the first quarter of 2019, the Predecessor Credit Facility revolver lenders allowed us to continue to borrow under the revolving credit facility for up to $195,000,000 at an alternate base rate plus 3.0% and the Predecessor Credit Facility term loan lenders allowed the term loan to renew with interest due on an alternate base rate plus 4.5%. Additionally, for the period of April 24, 2019 through May 20, 2019, an additional 2.0% default interest rate was accrued and paid on the Predecessor Credit Facility term loan and revolver. On July 3, 2019, with approval from the Bankruptcy Court, the Predecessor Credit Facility revolver principal and interest was repaid in full with proceeds from the Predecessor DIP Facility. On the Effective Date, the Predecessor DIP Facility was replaced with the Successor Credit Facilities (as discussed above). See note 2, Emergence from Bankruptcy for further information.

In order to reduce the financial risk related to changes in interest rates associated with the floating rate term loan under the Credit Facility term loan, the Company had entered into interest rate swap agreements with terms similar to the Credit Facility term loan (all outstanding interest rate swap agreements are collectively referred to as the “Swaps”). Prior to December of 2018, all of the Swaps were designated as effective hedges of the Company's variable rate debt and qualified for hedge accounting. However, in December of 2018, given the potential for changes in the Company's future expected interest payments that the Swap hedged, all of the Swaps no longer qualified as a cash flow hedge and were de-designated as such. In April of 2019, all of the outstanding Swaps were settled and terminated with their respective counterparties. See note 7, Derivatives for further disclosures related to the settlement of these derivative instruments.

As of September 30, 2019, principal payments scheduled to be made on the Company’s debt obligations are as follows (amounts in thousands):

Remainder of 2019	$2,056
2020	8,225
2021	8,225
2022	8,225
2023	8,225
2024	959,044
Thereafter	—
Total debt principal payments	$994,000

Long-Term Debt

Long-term debt consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
9.125% Senior Notes due April 1, 2020 with an effective rate of 9.5%	$585,000	$580,026
Promissory Note to Ascent Capital due October 1, 2020 with an effective rate of 12.5%	12,000	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.3%	1,075,250	1,059,598
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 4.8%	144,200	66,673
	1,816,450	1,718,297
Less current portion of long-term debt	(1,816,450)	(11,000)
Long-term debt	$—	$1,707,297

Senior Notes

The Senior Notes total $585,000,000 in principal, mature on April 1, 2020, and bear interest at 9.125% per annum.  Interest payments are due semi-annually on April 1 and October 1 of each year. Ascent Capital has not guaranteed any of the Company's obligations under the Senior Notes.

Potential Credit Facility covenant breaches in 2019, which may include the acceleration of the maturity of the Credit Facility term loan and the Credit Facility revolver (as described below), would be an event of default under the Senior Notes. If an event of default occurs and is continuing, the holders of the Senior Notes could declare the aggregate principal amount of the Senior Notes and any accrued interest on the Senior Notes to be due and payable immediately. As such, the outstanding debt of the Senior Notes as of December 31, 2018 has been classified as Current portion of long-term debt in the consolidated balance sheets.

Included in the amortization of deferred financing costs related to the Senior Notes for the year ended December 31, 2018 is accelerated amortization of $2,870,000, which was accelerated as the Company was not able to obtain a permanent waiver of the Going Concern Default under the Credit Facility as of the issuance date of these consolidated financial statements.

The Senior Notes are guaranteed by all of the Company's existing domestic subsidiaries.  See note 18, Consolidating Guarantor Financial Information for further information.

Ascent Intercompany Loan

On February 29, 2016, the Company retired the existing intercompany loan with an outstanding principal amount of $100,000,000 and executed and delivered a Promissory Note to Ascent Capital in a principal amount of $12,000,000 (the "Ascent Intercompany Loan"), with the $88,000,000 remaining principal being treated as a capital contribution. The entire principal amount under the Ascent Intercompany Loan is due on October 1, 2020. The Company may prepay any portion of the balance of the Ascent Intercompany Loan at any time from time to time without fee, premium or penalty (subject to certain financial covenants associated with the Company’s other indebtedness). Any unpaid balance of the Ascent Intercompany Loan bears interest at a rate equal to 12.5% per annum, payable semi-annually in cash in arrears on January 12 and July 12 of each year. Borrowings under the Ascent Intercompany Loan constitute unsecured obligations of the Company and are not guaranteed by any of the Company’s subsidiaries.

In January 2019, the Company subsequently repaid $9,750,000 of the Ascent Intercompany Loan and $2,250,000 was contributed to our stated capital and, as such, the outstanding principal balance has been classified as Current portion of long-term debt in the consolidated balance sheets.

Credit Facility

On September 30, 2016, the Company entered into an amendment ("Amendment No. 6") with the lenders of its existing senior secured credit agreement dated March 23, 2012, and as amended and restated on April 9, 2015, February 17, 2015, August 16, 2013, March 25, 2013, and November 7, 2012 (the "Existing Credit Agreement"). Amendment No. 6 provided for, among other things, the issuance of a $1,100,000,000 senior secured term loan at a 1.5% discount and a new $295,000,000 super priority revolver (the Existing Credit Agreement together with Amendment No. 6, the "Credit Facility").

As of December 31, 2018, the Credit Facility term loan has a principal amount of $1,075,250,000 maturing on September 30, 2022. The term loan requires quarterly interest payments and quarterly principal payments of $2,750,000. The term loan bears interest at LIBOR plus 5.5%, subject to a LIBOR floor of 1.0%. The Credit Facility revolver has a principal amount outstanding of $144,200,000 and a $600,000 standby letter of credit issued as of December 31, 2018, maturing on September 30, 2021. The Credit Facility revolver bears interest at LIBOR plus 4.0%, subject to a LIBOR floor of 1.0%. There is a commitment fee of 0.5% on unused portions of the Credit Facility revolver. As of December 31, 2018, subject to the recently obtained waiver by Credit Facility revolving lenders, $50,200,000 is available for borrowing under the Credit Facility revolver.

The maturity date for each of the term loan and the revolving credit facility under the Credit Facility is subject to a springing maturity 181 days prior to the scheduled maturity date of the Senior Notes, or October 3, 2019 (the "Springing Maturity"), if the Company is unable to refinance the Senior Notes by that date.

The springing maturity date occurs less then twelve months from the balance sheet date of these consolidated financial statements and the Company has not refinanced the Senior Notes as of the issuance date of these consolidated financial statements. As such, the outstanding debt of the Credit Facility term loan and the Credit Facility revolver as of December 31, 2018 has been classified as Current portion of long-term debt in the consolidated balance sheets.

Included in the amortization of deferred financing costs and debt discount related to the Credit Facility for the year ended December 31, 2018 is accelerated amortization of $23,215,000, which was accelerated as the Company was not able to obtain a permanent waiver of the Going Concern Default under the Credit Facility as of the issuance date of these consolidated financial statements.

The Credit Facility is secured by a pledge of all of the outstanding stock of the Company and all of its existing subsidiaries and is guaranteed by all of the Company's existing domestic subsidiaries. Ascent Capital has not guaranteed any of the Company's obligations under the Credit Facility.

In order to reduce the financial risk related to changes in interest rates associated with the floating rate term loan under the Credit Facility term loan, the Company has entered into interest rate swap agreements with terms similar to the Credit Facility term loan (all outstanding interest rate swap agreements are collectively referred to as the "Swaps"). The Swaps have been designated as effective hedges of the Company's variable rate debt and qualify for hedge accounting. As a result of these interest rate swaps, the Company's effective weighted average interest rate (excluding the impacts of non-cash amortization of deferred debt costs and discounts) on the borrowings under the Credit Facility term loan was 8.08% as of December 31, 2018. See note 10, Derivatives, for further disclosures related to these derivative instruments.

The terms of the Senior Notes and the Credit Facility provide for certain financial and nonfinancial covenants.  Excluding consideration of the Going Concern Default, as of December 31, 2018, the Company was in compliance with all required covenants under these financing arrangements. See note 2, Going Concern, for further disclosures related to the Going Concern Default.

As of December 31, 2018, principal payments scheduled to be made on the Company's debt obligations, assuming certain accelerated maturities due to potential events of default and subsequent transactions, are as follows (amounts in thousands):

2019	$1,816,450
2020	—
2021	—
2022	—
2023	—
Thereafter	—
Total principal payments	1,816,450
Less:
Unamortized discounts, premium and deferred debt costs, net	—
Total debt on consolidated balance sheet	$1,816,450